Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2016